Derivative Instruments and Hedging Activities (Summary of Derivatives Additional Information Including Notional Amounts) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Foreign exchange forward contracts
Derivative [Line Items]
Notional amount	¥ 1,030,020	¥ 1,335,811
Fair value	(5,118)	11,654
Currency option contracts purchased
Derivative [Line Items]
Notional amount	211	9,920
Fair value	2	202
Currency option contracts written
Derivative [Line Items]
Notional amount	210	568
Fair value	(2)	(3)
Currency swap agreements
Derivative [Line Items]
Notional amount	729,632	754,056
Fair value	(99)	(3,872)
Other currency contracts
Derivative [Line Items]
Notional amount	75,157	83,980
Fair value	2,712	305
Interest rate swap agreements
Derivative [Line Items]
Notional amount	436,739	402,049
Fair value	(28,571)	(25,591)
Equity future contracts
Derivative [Line Items]
Notional amount	72,794	21,903
Fair value	¥ (231)	¥ (612)